Related party transactions - Additional Information (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2022 USD ($) vessel $ / shares shares	Jun. 30, 2022 shares	May 31, 2022 USD ($) vessel TEU	Apr. 30, 2022 $ / shares shares	Oct. 31, 2021 USD ($) TEU vessel	Aug. 31, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) tranche boardMember vessel $ / shares shares	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) shares	Apr. 30, 2021 $ / shares shares	Mar. 31, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Number of warrant tranches | tranche								2
Interest expense, excluding amortization of debt discount									$ 19,204,000	$ 32,114,000
Amortization of debt discount									14,188,000	19,963,000
Dividends on preferred shares								$ 60,800,000	$ 66,200,000	$ 67,100,000
Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Number of designated board members | boardMember								2
Equity method investment ownership percentage	44.30%							44.30%
ZE JV
Related Party Transaction [Line Items]
Equity method investment ownership percentage												50.00%
Vessels
Related Party Transaction [Line Items]
Number of vessels sold | vessel	1							10	1
Sale price								$ 257,075,000
APR Energy Ltd
Related Party Transaction [Line Items]
Shares forfeited (in shares) | shares										557,139
Series J cumulative redeemable
Related Party Transaction [Line Items]
Shares issued (in shares) | shares							12,000,000
Dividend rate per annum (in percent)							7.00%	7.00%
Liquidation preference	$ 300,000,000.0						$ 300,000,000	$ 300,000,000.0	$ 300,000,000.0
Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares	101,923,078							101,923,078			5,000,000
Warrants outstanding exercise price (in dollars per share) | $ / shares											$ 13.00
Fairfax Financial Holdings Limited | APR Energy Ltd
Related Party Transaction [Line Items]
Shares forfeited (in shares) | shares		2,576,014
Shares issued (in shares) | shares		2,749,898							350,138
Fairfax Financial Holdings Limited | APR Energy Ltd | Cash Repatriation From A Foreign Jurisdiction
Related Party Transaction [Line Items]
Payments to settle indemnification								$ 6,265,000	$ 16,545,000
Fairfax Financial Holdings Limited | APR Energy Ltd | Losses Realized On Sale Or Disposal
Related Party Transaction [Line Items]
Payments to settle indemnification								5,239,000	12,468,000
Fairfax Financial Holdings Limited | Series J cumulative redeemable
Related Party Transaction [Line Items]
Shares issued (in shares) | shares							12,000,000
Dividend rate per annum (in percent)							7.00%
Dividends on preferred shares								$ 21,000,000	8,108,000
Fairfax Financial Holdings Limited | Tranche One
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares	38,461,539							38,461,539
Warrants outstanding exercise price (in dollars per share) | $ / shares	$ 6.50							$ 6.50
Fairfax Financial Holdings Limited | Tranche Two
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares	38,461,539							38,461,539
Warrants outstanding exercise price (in dollars per share) | $ / shares	$ 6.50							$ 6.50
Fairfax Financial Holdings Limited | Tranche Three
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares	25,000,000							25,000,000
Warrants outstanding exercise price (in dollars per share) | $ / shares	$ 8.05							$ 8.05
ZE JV
Related Party Transaction [Line Items]
Revenues								$ 7,035,000	325,000
Incurred expenses								$ 6,776,000	285,000
Amount invested									$ 1,000,000
ZE JV | Vessels
Related Party Transaction [Line Items]
Number of vessels sold | vessel			4		1
Capacity of vessels sold | TEU			4,250		4,250
Sale price			$ 138,975,000		$ 38,280,000
Fairfax Notes
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares	6,000,000							6,000,000
Warrants outstanding exercise price (in dollars per share) | $ / shares				$ 8.05			$ 13.71
Warrants issued in conversion of debt (in shares) | shares				25,000,000			1,000,000
Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Warrants outstanding exercise price (in dollars per share) | $ / shares							$ 13.71
Warrants issued in conversion of debt (in shares) | shares							1,000,000
Percentage of principal amount redeemed						100.00%
2025 Fairfax Notes | Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Face value of debt														$ 600,000,000
Interest rate														5.50%
2026 Fairfax Notes | Fairfax Notes
Related Party Transaction [Line Items]
Debt converted							$ 200,000,000
2026 Fairfax Notes | Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Face value of debt													$ 600,000,000
Interest rate													5.50%
2027 Fairfax Notes | Fairfax Notes
Related Party Transaction [Line Items]
Debt converted							100,000,000
2027 Fairfax Notes | Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Face value of debt										$ 600,000,000
Interest rate										5.50%
2025 and 2026 Fairfax Notes | Fairfax Notes
Related Party Transaction [Line Items]
Face value of debt							$ 300,000,000
Percentage of principal amount redeemed						100.00%	100.00%
2025 and 2026 Fairfax Notes | Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Debt converted							$ 300,000,000